                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4253
-------------------------------------------------------------------------------

                      MFS GOVERNMENT LIMITED MATURITY FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 3/31/05

MFS(R) GOVERNMENT
LIMITED MATURITY FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Government Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/2005

ISSUER                                                                                       PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------------------------------
BONDS - 97.5%
-------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 4.1%
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                                                   $ 2,517,289      $  2,503,358
-------------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, 3.17%, 2033                                                                  4,996,056         5,009,521
-------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 3.19%, 2043                                              7,421,878         7,437,380
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 14,950,259
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 30.8%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.574%, 2033                                                                    $ 3,374,272      $  3,392,643
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.583%, 2033                                                                      4,098,553         4,107,778
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.743%, 2033                                                                      6,193,454         6,091,157
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2009                                                                        5,288,445         5,297,031
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2019                                                                          2,806,102         2,807,631
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2019                                                                19,409,787        19,804,524
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                          5,449,488         5,631,050
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2017                                                                 7,599,637         7,938,068
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015 - 2016                                                                   4,365,461         4,593,463
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                         2,400,000         2,345,461
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.11%, 2026                                                                     10,949,472        10,978,337
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.26%, 2031                                                                      7,676,286         7,759,506
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2008                                                                       2,202,561         2,218,081
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2021 - 2023                                                                  8,743,000         8,827,320
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                                                       7,000,000         7,148,167
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2030                                                                  8,941,125         9,223,038
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2015                                                                       1,578,213         1,662,615
-------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 3.5%, 2032                                                                        1,539,597         1,556,084
-------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                                        215,870           217,427
-------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2010                                                                          210,534           224,547
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $111,823,928
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 31.3%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007                                                                     $ 5,000,000      $  4,891,840
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2009                                                                       3,500,000         3,478,990
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007                                                                         13,000,000        13,235,859
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                                                      7,000,000         7,422,100
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2005                                                                          9,500,000         9,605,954
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.5%, 2006                                                           22,000,000        21,751,906
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                          15,000,000        14,888,865
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.125%, 2006                                                         15,000,000        15,205,455
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.25%, 2009                                                                     20,000,000        19,885,520
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                                     2,100,000         2,135,379
-------------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 0%, 2007                                                   1,322,245         1,306,863
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $113,808,731
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 31.3%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                                           $20,000,000      $ 19,664,840
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2009                                                            13,000,000        12,599,340
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                               6,700,000         6,679,063
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625%, 2006                                                            13,200,000        13,358,294
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                              7,000,000         7,106,365
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875%, 2005                                                             5,000,000         5,080,080
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                            11,000,000        11,564,179
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                                              20,000,000        20,835,160
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                            11,200,000        11,608,184
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                 5,000,000         5,211,330
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $113,706,835
-------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $358,926,785)                                                                  $354,289,753
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.83%, dated 3/31/05, due 4/1/05, total to be received $7,985,628
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                           $ 7,985,000      $  7,985,000
-------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $366,911,785)                                                            $362,274,753
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                           1,243,206
-------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $363,517,959
-------------------------------------------------------------------------------------------------------------------------

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $374,200,355
                                                                   ============
Gross unrealized appreciation                                      $    357,188
Gross unrealized depreciation                                       (12,282,790)
                                                                   ------------
Net unrealized appreciation (depreciation)                         ($11,925,602)
                                                                   ============



(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS GOVERNMENT LIMITED MATURITY FUND
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.